Note 14 - Commitments and Contingencies (Details) - Minimum Future Operating Lease Obligations (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum Future Operating Lease Obligations [Abstract]
2015	$ 6,452
2016	5,524
2017	4,886
2018	3,989
2019	3,501
Thereafter	15,474
$ 39,826